UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    ________

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2016

                    DATE OF REPORTING PERIOD: APRIL 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.


                       The Advisors' Inner Circle Fund II

                               [GRAPHIC OMITTED]

                         CARDINAL SMALL CAP VALUE FUND

                      SEMI-ANNUAL REPORT | APRIL 30, 2016





--------------------------------------------------------------------------------





                              INVESTMENT ADVISER:
                      CARDINAL CAPITAL MANAGEMENT, L.L.C.



--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
                                                                  (UNAUDITED)

--------------------------------------------------------------------------------
                                  TABLE OF CONTENTS
--------------------------------------------------------------------------------

Schedule of Investments .....................................................  1
Statement of Assets and Liabilites ..........................................  4
Statement of Operations .....................................................  5
Statements of Changes in Net Assets .........................................  6
Financial Highlights ........................................................  7
Notes to Financial Statements ...............................................  8
Disclosure of Fund Expenses ................................................. 15
Approval of Investment Advisory Agreement ................................... 17









The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-844-CCM-SEIC (1-844-226-7342); and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

31.1% Financials
20.8% Industrials
15.5% Information Technology
12.8% Consumer Discretionary
8.0%  Health Care
4.3%  Energy
4.3%  Materials
3.2%  Short-Term Investment

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.8%(++)
--------------------------------------------------------------------------------

                                                  SHARES                 VALUE
                                                  ------                 -----

CONSUMER DISCRETIONARY -- 12.8%
  Del Frisco's Restaurant Group * ..............  17,917               $ 285,418
  IAC ..........................................   6,071                 281,330
  Krispy Kreme Doughnuts * .....................  16,721                 291,113
  MDC Partners, Cl A ...........................  24,247                 490,759
  Motorcar Parts of America * ..................   4,609                 147,811
  National CineMedia ...........................  11,846                 168,213
  Six Flags Entertainment ......................   7,448                 447,252
                                                                       ---------
                                                                       2,111,896
                                                                       ---------
ENERGY -- 4.3%
  Diamondback Energy ...........................   3,624                 313,766
  Parsley Energy, Cl A * .......................   3,490                  81,736
  World Fuel Services . ........................   6,847                 319,960
                                                                       ---------
                                                                         715,462
                                                                       ---------
FINANCIALS -- 31.1%
  BGC Partners, Cl A ...........................  55,988                 508,371
  Bluerock Residential Growth, Cl A REIT .......  25,321                 277,012
  Cardinal Financial . .........................   9,620                 212,891
  Cash America International . .................   8,821                 326,024
  Colony Starwood Homes REIT . .................  10,318                 251,450
  Columbia Banking System ......................  11,615                 342,526


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES                 VALUE
                                                  ------                 -----


FINANCIALS -- CONTINUED
   EPR Properties REIT . .......................   2,850              $  187,758
   First NBC Bank Holding * ....................   7,061                 153,506
   Hersha Hospitality Trust, Cl A REIT .........  13,743                 265,103
   Howard Hughes * .............................   5,074                 533,632
   MB Financial . ..............................   8,423                 292,784
   Medical Properties Trust REIT ...............  33,216                 442,105
   National Storage Affiliates Trust REIT ......  19,470                 380,054
   PacWest Bancorp .............................  15,091                 603,338
   SLM * .......................................  25,410                 172,026
   Starwood Property Trust REIT ................   9,765                 189,050
                                                                       ---------
                                                                       5,137,630
                                                                       ---------
HEALTH CARE -- 8.0%
   Air Methods * ...............................   6,967                 257,640
   Globus Medical, Cl[]A * .....................   7,128                 178,485
   Ligand Pharmaceuticals * ....................   5,112                 617,887
   Providence Service * ........................   5,325                 265,398
                                                                       ---------
                                                                       1,319,410
                                                                       ---------
INDUSTRIALS -- 20.8%
   Babcock & Wilcox Enterprises * ..............  15,877                 362,789
   BWX Technologies, Cl W ......................  18,641                 622,423
   CBIZ * ......................................  34,683                 353,073
   Genesee & Wyoming, Cl A * ...................   4,202                 273,592
   Kaman .......................................  10,941                 460,507
   KAR Auction Services ........................  16,133                 606,601
   Teledyne Technologies * .....................   4,066                 377,935
   TriMas * ....................................  20,434                 369,855
   US Antimony * ...............................   3,730                   1,007
                                                                       ---------
                                                                       3,427,782
                                                                       ---------
INFORMATION TECHNOLOGY -- 15.5%
   ACI Worldwide * .............................  17,416                 348,146
   Boingo Wireless * ...........................  11,263                  86,612
   Convergys . .................................   9,073                 240,435
   CTS .........................................  15,852                 262,668


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES                 VALUE
                                                  ------                 -----


INFORMATION TECHNOLOGY -- CONTINUED
   InterDigital ................................   7,272              $  414,359
   j2 Global . .................................   4,935                 313,471
   Monotype Imaging Holdings . .................   7,152                 157,558
   PDF Solutions * .............................  35,196                 473,386
   Silicon Motion Technology ADR . .............   3,180                 122,589
   TechTarget * ................................  17,178                 133,301
                                                                     -----------
                                                                       2,552,525
                                                                     -----------
MATERIALS -- 4.3%
   Compass Minerals International . ............   3,347                 250,891
   Silgan Holdings . ...........................   9,026                 457,979
                                                                     -----------
                                                                         708,870
                                                                     -----------
   TOTAL COMMON STOCK
     (Cost $15,414,207)                                               15,973,575
                                                                     -----------
SHORT-TERM INVESTMENT(A) -- 3.2%
   SEI Daily Income Trust Government Fund,
   Cl A, 0.130%
     (Cost $520,570) ........................... 520,570                 520,570
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
     (Cost $15,934,777)                                              $16,494,145
                                                                     ===========


     PERCENTAGES ARE BASED ON NET ASSETS OF $16,499,954.

*    NON-INCOME PRODUCING SECURITY.
(++) MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD
     SECTORS ARE UTILIZED FOR REPORTING PURPOSES.
(A)  THE REPORTING RATE IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2016.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:

Investments, at Value (Cost $15,934,777) ........................   $16,494,145
Receivable for Investment Securities Sold .......................       139,449
Receivable for Capital Shares Sold ..............................        40,145
Receivable due from Adviser .....................................         8,007
Dividend Receivable .............................................         3,436
Prepaid Expenses ................................................        12,918
                                                                    ------------
   TOTAL ASSETS .................................................    16,698,100
                                                                    ------------
LIABILITIES:
Payable for Investment Securities Purchased .....................       140,652
Payable due to Administrator ....................................         9,041
Payable due to Trustees .........................................         2,548
Chief Compliance Officer Fees Payable ...........................         1,882
Payable for Capital Shares Redeemed .............................         1,029
Other Accrued Expenses and Other Payables .......................        42,994
                                                                    ------------
   TOTAL LIABILITIES ............................................       198,146
                                                                    ------------

NET ASSETS ......................................................   $16,499,954
                                                                    ============
NET ASSETS CONSIST OF:
Paid-in Capital .................................................   $16,150,791
Distributions in Excess of Net Investment Income ................        (2,492)
Accumulated Net Realized Loss on Investments ....................      (207,713)
Net Unrealized Appreciation on Investments ......................       559,368
                                                                    ------------
NET ASSETS ......................................................   $16,499,954
                                                                    ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE-
  INSTITUTIONAL CLASS SHARES
  ($16,499,954/1,615,078 shares) ................................   $     10.22
                                                                    ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                      CARDINAL SMALL CAP VALUE
                                                        FUND FOR THE SIX MONTHS
                                                        ENDED APRIL 30, 2016
                                                       (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends .......................................................    $   79,919
Less: Foreign Taxes Withheld ....................................        (1,285)
                                                                     -----------
   TOTAL INVESTMENT INCOME ......................................        78,634
                                                                     -----------
EXPENSES:
Administration Fees .............................................        54,849
Investment Advisory Fees ........................................        40,166
Trustees' Fees ..................................................         7,400
Chief Compliance Officer Fees ...................................         2,980
Legal Fees ......................................................        14,700
Transfer Agent Fees .............................................        12,373
Audit Fees ......................................................        11,551
Printing Fees ...................................................         9,397
Registration and Filing Fees ....................................         8,084
Custodian Fees ..................................................         2,486
Other Expenses ..................................................         4,163
                                                                     -----------
   TOTAL EXPENSES ...............................................       168,149
                                                                     -----------
Less:
   Waiver of Investment Advisory Fees ...........................       (40,166)
   Reimbursement by Adviser .....................................       (70,604)
                                                                     -----------
   NET EXPENSES .................................................        57,379
                                                                     -----------
NET INVESTMENT INCOME ...........................................        21,255
                                                                     -----------
NET REALIZED LOSS ON INVESTMENTS ................................      (201,616)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ............       594,617
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................       393,001
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    $   414,256
                                                                     ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 CARDINAL SMALL CAP VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                        SIX MONTHS              YEAR
                                                                          ENDED                 ENDED
                                                                      APRIL 30, 2016         OCTOBER 31,
                                                                       (UNAUDITED)              2015
                                                                      ---------------        -----------
OPERATIONS:
  Net Investment Income ...........................................   $    21,255           $    97,256
  Net Realized Gain (Loss) on Investments .........................      (201,616)               96,330
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ................................................       594,617               (10,137)
                                                                      -----------           ------------
  NET[]INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ...............................................       414,256               183,449
                                                                      -----------           ------------
DIVIDENDS:
  Dividends from Net Investment Income:
    INSTITUTIONAL CLASS SHARES ....................................      (117,923)              (46,870)
  Distributions from Net Capital Gains:
    INSTITUTIONAL CLASS SHARES ....................................       (75,926)              (21,362)
                                                                      -----------           ------------
TOTAL DIVIDENDS AND DISTRIBUTIONS .................................      (193,849)              (68,232)
                                                                      -----------           ------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS SHARES:
    Issued ........................................................     6,560,629             3,132,469
    Reinvestment of Distributions. ................................       159,838                63,047
    Redeemed ......................................................      (471,951)               (6,841)
                                                                      ------------          ------------
  INCREASE IN NET ASSETS FROM INSTITUTIONAL CLASS
    SHARES TRANSACTIONS ...........................................     6,248,516             3,188,675
                                                                      -----------           ------------
  NET INCREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS ..................................................     6,248,516             3,188,675
                                                                      -----------           ------------
  TOTAL INCREASE IN NET ASSETS ....................................     6,468,923             3,303,892
                                                                      -----------           ------------
NET ASSETS:
  Beginning of Period .............................................    10,031,031             6,727,139
                                                                      -----------           ------------
  End of Period (undistributed (distributions in excess of)
    net investment income of $(2,492) and $94,176) ................   $16,499,954           $10,031,031
                                                                      ===========           ============

(1)  FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                    SIX MONTHS
                                                      ENDED                  YEAR            PERIOD
                                                     APRIL 30,              ENDED             ENDED
                                                       2016              OCTOBER 31,       OCTOBER 31,
INSTITUTIONAL CLASS SHARES                          (UNAUDITED)             2015            2014(++)
                                                    -----------          -----------       -----------

Net Asset Value, Beginning of Period .............   $ 10.19               $ 9.93             $10.00
                                                     --------              -------            --------
Income (Loss) from Investment Operations:
  Net Investment Income* .........................      0.02                 0.11               0.04
  Net Realized and Unrealized Gain (Loss) ........      0.19                 0.25              (0.11)
                                                     --------              -------            --------
  Total from Investment Operations ...............      0.21                 0.36              (0.07)
                                                     --------              -------            --------
Dividends and Distributions:
  Net Investment Income ..........................     (0.11)               (0.07)                --
  Capital Gains ..................................     (0.07)               (0.03)                --
                                                     --------              -------            --------
  Total Dividends and Distributions ..............     (0.18)               (0.10)                --
                                                     --------              -------            --------
Net Asset Value, End of Period ...................   $ 10.22               $10.19             $ 9.93
                                                     ========              =======            ========
TOTAL RETURN+ ....................................      2.17%                3.63%             (0.70)%
                                                     ========              =======            ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............   $16,500               $10,031            $6,727
Ratio of Expenses to Average Net Assets ..........      1.00%++              1.00%              1.00%++
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Reimbursements) .........      2.93%++              3.40%              6.19%++
Ratio of Net Investment Income to Average
  Net Assets .....................................      0.37%++              1.06%              0.70%++
Portfolio Turnover Rate^ .........................        17%^                 39%                28%^

*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.
++   ANNUALIZED.
^    PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
     ANNUALIZED.

(++) COMMENCED OPERATIONS ON APRIL 1, 2014.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massa[] chusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the Cardinal Small Cap Value Fund (the "Fund"). The Fund commenced operations on April 1, 2014. The Fund is diversified and its investment objective is to seek to achieve long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in securities of small capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Fund.

     USE OF ESTIMATES -- The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
--------------------------------------------------------------------------------

     Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     As of April 30, 2016, there were no securities valued in accordance with the fair value procedures.

     In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     o Level 1 --Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

     o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
--------------------------------------------------------------------------------

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of April 30, 2016, all of the Fund's investments were Level 1. For details of the investment classification, reference the Schedule of Investments. For the six months ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or Level 2 and Level 3 assets and liabilities. For the six months ended April 30, 2016, there were no Level 3 securities.

     For the six months ended April 30, 2016, there have been no significant changes to the Fund's fair valuation methodology.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes have been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the six months ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

     INVESTMENTS IN REITS -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors and service providers, as required by SEC regulations. The CCO's services and fees have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
--------------------------------------------------------------------------------

4. ADMINISTRATION, DISTRIBUTION, CUSTODIAN AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2016, the Fund paid $54,849 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

MUFG Union Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Cardinal Capital Management, L.L.C. (the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.70% of the Fund's average daily net assets. The Adviser has contractually agreed (effective April 1, 2014) to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class Shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund's Institutional Class Shares' average daily net assets until May 31, 2017. This Agreement may be terminated: (i) by the Board, for any reason at any time; or
(ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2017. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the board may permit the Adviser to retain the difference between total annual operating expenses and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. As of April 30, 2016, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $177,240, $219,455 and $110,770, expiring in 2017, 2018 and
2019, respectively.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
--------------------------------------------------------------------------------

6. SHARE TRANSACTIONS:
                                                   SIX MONTHS
                                                      ENDED           YEAR ENDED
                                                 APRIL 30, 2016      OCTOBER 31,
                                                   (UNAUDITED)           2015
                                                 --------------      -----------
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES
   Issued ......................................    661,006             301,304
   Reinvestment of Distributions ...............     15,794               6,205
   Redeemed ....................................    (46,235)               (671)
                                                   ---------            --------
   NET INSTITUTIONAL CLASS SHARES CAPITAL
     SHARE TRANSACTIONS ........................    630,565             306,838
                                                   ---------            --------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ........................    630,565             306,838
                                                   =========            ========


7. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2016, the Fund made purchases of $7,973,130 and sales of $1,895,638 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the year ended October 31, were as follows:


                              ORDINARY
                               INCOME              TOTAL
                              --------             -----
               2015           $68,232             $68,232

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
--------------------------------------------------------------------------------

As of October 31, 2015, the components of Distributable Earnings on a tax basis were as follows:


Undistributed Ordinary Income ..................................    $114,794
Undistributed Long-Term Capital Gains ..........................      55,155
Unrealized Depreciation ........................................     (41,193)
                                                                    ---------
Total Distributable Earnings ...................................    $128,756
                                                                    =========

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2016, were as follows:

                      AGGREGATE GROSS      AGGREGATE GROSS           NET
                        UNREALIZED           UNREALIZED           UNREALIZED
FEDERAL TAX COST       APPRECIATION         DEPRECIATION         APPRECIATION
----------------      ---------------      ---------------       ------------
  $15,934,777            $1,282,809           $(723,441)           $559,368

The temporary book to tax differences primarily consist of wash sales.

9. OTHER:

At April 30, 2016, 88.9% of Institutional Class Shares total shares outstanding were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of a record related party shareholder and several omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through[]the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 to April 30, 2016).

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (Unaudited) -- concluded
--------------------------------------------------------------------------------

                                   BEGINNING      ENDING
                                    ACCOUNT       ACCOUNT       ANNUALIZED        EXPENSES
                                     VALUE         VALUE          EXPENSE        PAID DURING
                                   11/01/15       4/30/15         RATIOS          PERIOD*
---------------------------------------------------------------------------------------------
Cardinal Small Cap Value Fund
---------------------------------------------------------------------------------------------
Actual Fund Return
Institutional Class Shares         $1,000.00      $1,021.70        1.00%           $5.03
---------------------------------------------------------------------------------------------
Hypothetical 5% Return
Institutional Class Shares         $1,000.00      $1,019.89        1.00%           $5.02
---------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Pursuant to Section 15 of the Investment Company Act of 1940 (the "1940 Act"), the Fund's advisory agreement (the "Agreement") must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the "Board" or the "Trustees") of The Advisors' Inner Circle Fund II (the "Trust") or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 23, 2016 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser's services; (ii) the Adviser's investment management personnel; (iii) the Adviser's operations and financial condition;
(iv) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund's advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds;
(vi) the level of the Adviser's profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser's potential economies of scale; (viii) the Adviser's compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser's policies on and compliance procedures for personal securities transactions; and (x) the Fund's performance compared with a peer group of mutual funds and the Fund's benchmark index.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
--------------------------------------------------------------------------------

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser's services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, the resources of the Adviser, and the Adviser's compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser's investment and risk management approaches for the Fund. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with regular reports regarding the Fund's performance over various time periods, including since its inception. The Trustees also reviewed reports prepared by the Fund's administrator comparing the Fund's performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund's performance was satisfactory, or, where the Fund's performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund's administrator comparing the Fund's net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser's profitability was affected by factors such as its organizational structure and method for allocating expenses. The

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2016
--------------------------------------------------------------------------------

Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser's commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

The Trustees considered the Adviser's views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund's shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

RENEWAL OF THE AGREEMENT

Based on the Board's deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees' counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

                      [This Page Intentionally Left Blank]

                         Cardinal Small Cap Value Fund
                                   PO Box 588
                               Portland, ME 04112
                                1-844 -CCM -SEIC

                                    ADVISER:
                      Cardinal Capital Management, L. L.C.
                           Four Greenwich Office Park
                          Greenwich, Connecticut 06831

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103



                This information must be preceded or accompanied
                     by a current prospectus for the Fund.


                                                                 CAR-SA-001-0300

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II

                                              /s/ Michael Beattie
By (Signature and Title)                      ----------------------------------
                                              Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                              /s/ Michael Beattie
By (Signature and Title)                      ----------------------------------
                                              Michael Beattie, President

Date: July 7, 2016

                                              /s/  Stephen Connors
By (Signature and Title)                      ----------------------------------
                                              Stephen Connors,
                                              Treasurer, Controller & CFO

Date: July 7, 2016